Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Lease Income
Lease income for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2024	Fiscal Year ended March 31, 2025	Fiscal Year ended March 31, 2026
Lease income – net investment in leases
Interest income	¥87,189	¥92,327	¥96,118
Other	2,500	3,849	4,207
Lease income – operating leases *	535,490	624,444	641,185

Total lease income	¥625,179	¥720,620	¥741,510

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥20,960 million, ¥31,965 million and ¥20,689 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥32,481 million, ¥44,668 million and ¥49,426 million for fiscal 2024, 2025 and 2026, respectively.

Net investment in lease direct financing and sales type
Net investment in leases at March 31, 2025 and 2026 consists of the following:

	Millions of yen
	March 31, 2025	March 31, 2026
Lease receivables*	¥1,132,186	¥1,209,630
Unguaranteed residual value	33,908	36,581
Initial direct costs	1,286	1,280

Total	¥1,167,380	¥1,247,491

*
Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables were ¥32,357 million and ¥31,482 million as of March 31, 2025 and 2026, respectively. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 13 years and 15 years as of March 31, 2025 and 2026, respectively. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.

Investment in Operating Leases
Investment in operating leases at March 31, 2025 and 2026 consists of the following:

	Millions of yen
	March 31, 2025	March 31, 2026
Transportation equipment	¥1,912,604	¥1,987,797
Measuring and information-related equipment	436,122	523,388
Real estate	364,004	461,203
Other	82,516	101,678

	2,795,246	3,074,066
Accumulated depreciation	(946,341)	(1,033,293)

Net	1,848,905	2,040,773
Right-of-use assets	73,518	69,030
Accrued rental receivables	46,248	44,415
Allowance for doubtful receivables on operating leases	(1,493)	(1,398)

Total	¥1,967,178	¥2,152,820

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	2024	2025	2026
Depreciation expenses	¥261,723	¥283,219	¥297,448
Various expenses	95,037	111,602	114,491

Total	¥356,760	¥394,821	¥411,939

Lease Receivables of the Operating Lease Contracts
Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 23 years at March 31, 2026. Remaining lease receivables of the operating lease contracts range up to 55 years at March 31, 2026. At March 31, 2026, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2027	¥520,199	¥429,844
2028	345,808	272,626
2029	232,063	185,794
2030	137,127	115,082
2031	75,980	66,122
Thereafter	59,430	130,839

Total lease payments	1,370,607	¥1,200,307

Less imputed interest	(160,977)

Total lease receivables	¥1,209,630

Component of Lease Expense
The component of lease expense for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen	Millions of yen	Millions of yen
	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2026
Finance lease cost
Depreciation expenses of right-of-use assets	¥580	¥574	¥406
Interest expenses of lease liabilities	84	67	101

	664	641	507

Operating lease cost	53,405	53,013	56,020
Short-term lease cost	3,048	2,997	2,543
Variable lease cost	2,721	4,339	6,963
Sublease income	(9,512)	(9,971)	(21,019)

Total	¥50,326	¥51,019	¥45,014

Cash Flow Information Related To Lease
Supplemental cash flow information related to leases for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	Year Ended March 31, 2024
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥84	¥52,729
Cash flows from financing activities	664	0

Right-of-use assets obtained in exchange for lease liabilities:	¥1,481	¥27,427

	Millions of yen
	Year Ended March 31, 2025
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥67	¥52,277
Cash flows from financing activities	725	0

Right-of-use assets obtained in exchange for lease liabilities:	¥407	¥54,161

	Millions of yen
	Year Ended March 31, 2026
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥101	¥53,584
Cash flows from financing activities	481	0
Right-of-use assets obtained in exchange for lease liabilities:	¥454	¥49,111

Balance Sheet Information Related to Lessee Leases
Supplemental balance sheet information related to lessee leases at March 31, 2025 and 2026 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2025
	Finance leases	Operating leases
Investment in Operating Leases	¥4,634	¥68,883
Property under Facility Operations	1,863	99,201
Office Facilities	537	81,396

Total right-of-use assets	7,034	249,480

Other Liabilities	7,479	251,860

Total lease liabilities	¥7,479	¥251,860

Weighted average remaining lease term	35 years	12 years

Weighted average discount rate	2.0%	1.7%

	Millions of yen, except lease term and discount rate
	March 31, 2026
	Finance leases	Operating leases
Investment in Operating Leases	¥87	¥68,943
Property under Facility Operations	2,376	105,299
Office Facilities	617	91,192

Total right-of-use assets	3,080	265,434

Other Liabilities	3,400	268,286

Total lease liabilities	¥3,400	¥268,286

Weighted average remaining lease term	11 years	11 years

Weighted average discount rate	2.0%	2.1%

Operating And Finance Lease Liability Maturity

At March 31, 2026, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2027	¥735	¥56,037
2028	641	40,032
2029	565	32,508
2030	339	28,052
2031	260	24,266
Thereafter	1,384	123,813

Total lease payments	3,924	304,708

Less imputed interest	(524)	(36,422)

Total lease liabilities	¥3,400	¥268,286